Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities
Accrued expenses consisted of the following at December 31, (in thousands):

	2014	2013
Compensation and benefits¹	$15,171	$18,528
Estimated potential uninsured liability claims	1,934	1,934
Taxes other than income	1,668	1,588
Value added tax payable	1,668	1,622
Professional, audit and legal fees	1,050	1,451
Customer deposits	651	1,370
Other employee related expenses	630	373
Interest	356	136
Leases	115	590
Other[2]	1,425	1,675
Total accrued expenses and other current liabilities	$24,668	$29,267
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1	Includes restructuring accruals of $0.3 million as of both December 31, 2014 and 2013.

2	Includes restructuring accruals of nil and $0.1 million as of December 31, 2014 and 2013, respectively.